Leases - Maturities of Lease Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 63,937	£ 76,661
Lease liabilities included in the balance sheet	58,007	69,014		£ 55,897
Current	14,450	14,573	[1]
Non-current	43,557	54,441	[1]
Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	63,751	76,631
Lease liabilities included in the balance sheet	57,821	68,984		55,816
Current	14,290	14,550
Non-current	43,531	54,434
Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities		30
Lease liabilities included in the balance sheet	0	30		£ 81
Current		23
Non-current		7
Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	186
Lease liabilities included in the balance sheet	186	0
Current	160
Non-current	26
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	14,450	14,573
Less than 1 year | Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	14,290	14,550
Less than 1 year | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities		23
Less than 1 year | Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	160
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	39,000	45,025
1 to 5 years | Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	38,974	45,018
1 to 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities		7
1 to 5 years | Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	26
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	10,487	17,063
More than 5 years | Leasehold buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	10,487	17,063
More than 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities		£ 0
More than 5 years | Other IT equipment
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).